Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000077650 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077650 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077650 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077650 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077650 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077650 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077650 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077650 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077650 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077650 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000077650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077650 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077650 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077650 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077650 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077650 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077650 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077651 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077651 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077651 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077651 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077651 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077651 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077651 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077651 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077651 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077651 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000077651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077651 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077651 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077651 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077651 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077651 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077651 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000083512 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000083512 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083512 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000083512 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083512 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083512 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000083512 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000083512 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000083512 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000083512 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000083512 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000083512 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000083512 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000083512 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000083512 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000083512 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000083512 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000083512 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077652 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077652 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077652 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077652 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077652 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077652 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077652 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077652 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077652 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077652 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000077652 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077652 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077652 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077652 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077652 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077652 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077652 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000114869 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114869 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114869 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114869 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114869 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114869 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000114869 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000114869 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000114869 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000114869 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000114869 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000114869 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000114869 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000114869 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000114869 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114869 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114869 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114869 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077653 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077653 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077653 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077653 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077653 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077653 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077653 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077653 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077653 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077653 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077653 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000077653 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077653 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077653 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077653 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077653 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077653 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077653 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077654 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077654 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077654 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077654 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077654 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077654 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077654 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077654 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077654 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077654 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000077654 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077654 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077654 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077654 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077654 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077654 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077654 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000028918 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028918 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028918 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028918 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028918 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028918 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000028918 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028918 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028918 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028918 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028918 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000028918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028918 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028918 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028918 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028918 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028918 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028918 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077655 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077655 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077655 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077655 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077655 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077655 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.30%
C000077655 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077655 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000077655 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077655 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000077655 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077655 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077655 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077655 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077655 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077656 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077656 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077656 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077656 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077656 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077656 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.30%
C000077656 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077656 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000077656 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077656 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000077656 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077656 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077656 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077656 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077656 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083513 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000083513 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000083513 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000083513 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000083513 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000083513 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.30%
C000083513 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000083513 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000083513 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000083513 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000083513 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000083513 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083513 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083513 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000083513 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083513 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077657 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077657 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077657 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077657 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077657 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077657 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.30%
C000077657 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077657 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000077657 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077657 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077657 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000077657 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077657 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077657 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077657 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077657 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177052 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000177052 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000177052 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177052 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000177052 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177052 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.30%
C000177052 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000177052 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000177052 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000177052 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000177052 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177052 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000177052 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177052 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177052 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077658 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077658 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077658 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077658 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077658 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077658 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.30%
C000077658 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077658 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000077658 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077658 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077658 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000077658 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077658 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077658 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077658 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077658 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028919 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028919 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028919 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028919 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028919 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028919 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.30%
C000028919 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000028919 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000028919 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000028919 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000028919 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000028919 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028919 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028919 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028919 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077659 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077659 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077659 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077659 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077659 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077659 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000077659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077659 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077659 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077660 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077660 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077660 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077660 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077660 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077660 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000077660 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077660 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077660 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083515 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000083515 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000083515 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000083515 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083515 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083515 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000083515 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000083515 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083515 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077661 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077661 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077661 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077661 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077661 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077661 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000077661 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077661 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077661 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000114870 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000114870 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114870 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114870 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114870 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114870 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000114870 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000114870 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114870 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077662 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077662 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077662 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077662 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077662 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077662 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000077662 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077662 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077662 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077663 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077663 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077663 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077663 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077663 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077663 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000077663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000077663 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077663 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028923 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028923 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028923 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028923 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028923 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028923 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000028923 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000028923 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028923 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077669 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077669 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077669 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077669 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077669 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077669 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077669 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077669 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077669 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077669 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077669 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077669 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077669 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077669 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077669 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077670 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077670 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077670 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077670 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077670 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077670 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077670 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077670 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077670 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077670 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077670 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077670 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077670 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077670 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077670 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000083517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000083517 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000083517 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000083517 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000083517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000083517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000083517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000083517 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000083517 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000083517 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000083517 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083517 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083517 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077671 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077671 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077671 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077671 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077671 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077671 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077671 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077671 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077671 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077671 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077671 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077671 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077671 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077671 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077671 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114872 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000114872 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114872 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114872 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114872 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114872 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000114872 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000114872 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000114872 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000114872 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000114872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000114872 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114872 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000114872 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114872 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177053 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000177053 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000177053 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177053 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000177053 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177053 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000177053 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000177053 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000177053 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000177053 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000177053 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000177053 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177053 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000177053 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177053 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077672 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077672 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077672 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077672 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077672 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077672 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000077672 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077672 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077672 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077672 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077672 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000077672 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077672 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077672 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077672 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028926 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028926 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028926 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028926 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028926 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028926 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000028926 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028926 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028926 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028926 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028926 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028926 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028926 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028926 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028926 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077678 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077678 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077678 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077678 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077678 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000077678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000077678 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000077678 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077678 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077678 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000077678 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077678 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077678 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077678 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077679 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077679 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077679 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077679 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077679 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077679 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000077679 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000077679 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000077679 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077679 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077679 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000077679 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077679 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077679 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077679 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000083520 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000083520 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000083520 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000083520 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083520 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000083520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000083520 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000083520 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000083520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000083520 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000083520 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000083520 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083520 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083520 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077680 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077680 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077680 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077680 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077680 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077680 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000077680 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000077680 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000077680 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077680 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077680 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000077680 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077680 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077680 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077680 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000114874 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114874 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114874 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114874 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114874 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114874 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000114874 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000114874 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000114874 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000114874 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000114874 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000114874 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114874 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114874 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114874 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077681 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077681 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077681 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077681 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077681 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077681 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000077681 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000077681 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000077681 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077681 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077681 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000077681 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077681 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077681 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077681 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077682 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077682 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077682 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077682 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077682 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077682 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000077682 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000077682 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000077682 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077682 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077682 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000077682 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077682 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077682 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077682 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028933 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028933 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028933 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028933 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028933 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028933 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%
C000028933 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000028933 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000028933 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000028933 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000028933 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000028933 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028933 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028933 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028933 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077683 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077683 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077683 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077683 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077683 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077683 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000077683 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077683 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077683 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077683 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077683 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077683 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077683 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077683 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000077683 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077684 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077684 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077684 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077684 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077684 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077684 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000077684 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077684 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077684 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077684 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077684 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077684 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077684 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077684 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000077684 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083521 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083521 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000083521 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000083521 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000083521 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083521 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000083521 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000083521 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000083521 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000083521 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000083521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000083521 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083521 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000083521 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000083521 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077685 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077685 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077685 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077685 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077685 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077685 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000077685 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077685 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077685 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077685 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077685 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077685 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077685 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077685 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000077685 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114875 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114875 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114875 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114875 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114875 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114875 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000114875 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114875 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114875 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114875 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000114875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000114875 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114875 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114875 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000114875 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077686 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077686 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077686 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077686 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077686 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000077686 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077686 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077686 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077686 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077686 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077686 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077686 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000077686 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077687 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077687 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077687 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077687 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077687 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077687 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000077687 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077687 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077687 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077687 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077687 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077687 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077687 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077687 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000077687 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028934 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028934 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028934 [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028934 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028934 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028934 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.10%
C000028934 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028934 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028934 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000028934 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000028934 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000028934 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028934 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028934 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000028934 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077688 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077688 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077688 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077688 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077688 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077688 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000077688 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000077688 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077688 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077688 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000077688 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000077688 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077688 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077688 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077688 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077689 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077689 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077689 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077689 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077689 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000077689 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000077689 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077689 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000077689 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000077689 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077689 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077689 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077689 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000083522 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000083522 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083522 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083522 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000083522 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083522 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000083522 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000083522 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000083522 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000083522 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000083522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000083522 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083522 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000083522 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083522 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077690 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077690 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077690 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077690 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077690 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000077690 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000077690 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077690 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077690 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000077690 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000077690 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077690 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077690 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077690 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114876 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114876 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114876 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114876 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114876 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114876 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000114876 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000114876 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000114876 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000114876 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000114876 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000114876 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114876 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000114876 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114876 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077691 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077691 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077691 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077691 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077691 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000077691 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000077691 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077691 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000077691 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000077691 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077691 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077691 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077691 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077692 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077692 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077692 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077692 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077692 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000077692 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000077692 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077692 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077692 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000077692 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000077692 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077692 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077692 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077692 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028935 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028935 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028935 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028935 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028935 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028935 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.60%
C000028935 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000028935 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000028935 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000028935 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000028935 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000028935 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028935 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028935 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028935 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077722 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077722 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077722 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077722 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077722 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000077722 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077722 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077722 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000077722 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077722 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077722 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077722 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077722 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077723 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077723 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077723 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077723 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077723 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000077723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077723 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077723 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000077723 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077723 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077723 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077723 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077723 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083530 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083530 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083530 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083530 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083530 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000083530 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000083530 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000083530 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000083530 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000083530 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000083530 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000083530 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083530 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000083530 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083530 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083530 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077724 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077724 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077724 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077724 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077724 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077724 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000077724 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077724 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077724 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077724 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077724 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000077724 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077724 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077724 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077724 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077724 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114880 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114880 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114880 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114880 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114880 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114880 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000114880 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000114880 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114880 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000114880 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000114880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000114880 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114880 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000114880 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114880 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114880 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077725 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077725 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077725 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077725 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077725 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077725 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000077725 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077725 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077725 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077725 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077725 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000077725 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077725 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077725 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077725 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077725 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077726 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077726 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077726 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077726 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077726 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077726 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000077726 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077726 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077726 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077726 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077726 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000077726 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077726 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077726 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077726 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077726 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028947 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028947 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028947 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028947 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028947 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	93.60%
C000028947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028947 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028947 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000028947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000028947 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028947 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028947 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028947 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028947 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100475 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100475 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100475 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100475 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100475 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100475 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.70%
C000100475 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100475 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000100475 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100475 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000100475 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000100475 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100475 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000100475 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100475 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100475 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100476 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100476 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100476 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100476 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100476 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100476 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.70%
C000100476 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100476 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000100476 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100476 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000100476 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000100476 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100476 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000100476 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100476 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100476 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083533 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083533 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000083533 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083533 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083533 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083533 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.70%
C000083533 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000083533 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000083533 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000083533 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000083533 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000083533 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000083533 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000083533 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000083533 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000083533 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100477 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100477 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100477 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100477 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100477 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100477 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.70%
C000100477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100477 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000100477 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100477 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000100477 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000100477 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100477 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000100477 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100477 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100477 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114881 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114881 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114881 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114881 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114881 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114881 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.70%
C000114881 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000114881 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114881 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000114881 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000114881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000114881 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114881 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000114881 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114881 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000114881 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100478 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100478 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100478 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100478 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100478 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100478 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.70%
C000100478 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100478 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000100478 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100478 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000100478 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000100478 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100478 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000100478 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100478 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100478 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028950 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028950 [Member] | Blackbaud Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028950 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028950 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028950 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.70%
C000028950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028950 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000028950 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000028950 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000028950 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028950 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000028950 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028950 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028950 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077732 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077732 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077732 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077732 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077732 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077732 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000077732 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077732 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077732 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077732 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077732 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077732 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077732 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077732 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077732 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077732 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077733 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077733 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077733 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077733 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077733 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077733 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000077733 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077733 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077733 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077733 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077733 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077733 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077733 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077733 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077733 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077733 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000083534 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000083534 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000083534 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000083534 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000083534 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000083534 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000083534 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000083534 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000083534 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000083534 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000083534 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000083534 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000083534 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000083534 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083534 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000083534 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077734 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077734 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077734 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077734 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077734 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077734 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000077734 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077734 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077734 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077734 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077734 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077734 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077734 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077734 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077734 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077734 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114882 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114882 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114882 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114882 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114882 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114882 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000114882 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000114882 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114882 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114882 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000114882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000114882 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114882 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000114882 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114882 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114882 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077735 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077735 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077735 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077735 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077735 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077735 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000077735 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077735 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077735 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077735 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077735 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077735 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077735 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077735 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077735 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077736 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077736 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077736 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077736 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077736 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077736 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000077736 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077736 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077736 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077736 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000077736 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077736 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077736 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077736 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028951 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028951 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028951 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028951 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028951 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028951 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.90%
C000028951 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.20%
C000028951 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000028951 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000028951 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028951 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000028951 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028951 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028951 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028951 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028951 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077737 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077737 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077737 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077737 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077737 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000077737 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077737 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077737 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077737 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000077737 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077737 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077738 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077738 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077738 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077738 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077738 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077738 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000077738 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077738 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077738 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077738 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077738 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000077738 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077738 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077738 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083535 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083535 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000083535 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083535 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083535 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000083535 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000083535 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000083535 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000083535 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000083535 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000083535 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000083535 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000083535 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000083535 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077739 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077739 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077739 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077739 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077739 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077739 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000077739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077739 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077739 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077739 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077739 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000077739 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077739 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077739 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114883 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114883 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114883 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114883 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114883 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114883 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000114883 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000114883 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000114883 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000114883 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000114883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000114883 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114883 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000114883 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077740 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077740 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077740 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077740 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077740 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000077740 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077740 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077740 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077740 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077740 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000077740 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077740 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077740 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077741 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077741 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077741 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077741 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077741 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077741 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000077741 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077741 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000077741 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077741 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077741 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000077741 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077741 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077741 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028952 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028952 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028952 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028952 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028952 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028952 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.90%
C000028952 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028952 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.90%
C000028952 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000028952 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028952 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000028952 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028952 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028952 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077752 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077752 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077752 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077752 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077752 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077752 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.80%
C000077752 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077752 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077752 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077752 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077752 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077752 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077752 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077752 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077752 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077752 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077752 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077752 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077752 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077753 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077753 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077753 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077753 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077753 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077753 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.80%
C000077753 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077753 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077753 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077753 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077753 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077753 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077753 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077753 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077753 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077753 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077753 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077753 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077753 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083538 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000083538 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000083538 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000083538 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083538 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083538 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.80%
C000083538 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000083538 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000083538 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000083538 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.90%
C000083538 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000083538 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083538 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083538 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083538 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083538 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083538 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083538 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083538 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077754 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077754 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077754 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077754 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077754 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.80%
C000077754 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077754 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077754 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077754 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077754 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077754 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077754 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077754 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077754 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077754 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077754 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077754 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077754 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198286 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000198286 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000198286 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198286 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198286 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198286 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.80%
C000198286 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198286 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198286 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198286 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198286 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000198286 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198286 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198286 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198286 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198286 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198286 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198286 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198286 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077755 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077755 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077755 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077755 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077755 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077755 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.80%
C000077755 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077755 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077755 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077755 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077755 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000077755 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077755 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077755 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077755 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077755 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077755 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077755 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077755 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028956 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028956 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028956 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028956 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028956 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.80%
C000028956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000028956 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000028956 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028956 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.90%
C000028956 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000028956 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028956 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028956 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028956 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028956 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028956 [Member] | Private Investment in Public Equity PIPES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028956 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028956 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077597 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077597 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077597 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077597 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077597 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077597 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.60%
C000077597 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077597 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077597 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077597 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000077597 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077597 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077597 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077597 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077598 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077598 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077598 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077598 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077598 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077598 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.60%
C000077598 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077598 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077598 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077598 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077598 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000077598 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077598 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077598 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077598 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083540 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000083540 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000083540 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000083540 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000083540 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000083540 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.60%
C000083540 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000083540 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000083540 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000083540 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000083540 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000083540 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083540 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000083540 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000083540 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077599 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077599 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077599 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077599 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077599 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.60%
C000077599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077599 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077599 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077599 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077599 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000077599 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077599 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077599 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077599 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198287 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198287 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198287 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198287 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198287 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198287 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.60%
C000198287 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000198287 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198287 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000198287 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198287 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000198287 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198287 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000198287 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198287 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077600 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077600 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077600 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077600 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077600 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077600 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.60%
C000077600 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077600 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077600 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077600 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000077600 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077600 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077600 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077600 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077601 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077601 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077601 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077601 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077601 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077601 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.60%
C000077601 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077601 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077601 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077601 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077601 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000077601 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077601 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077601 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077601 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077618 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077618 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077618 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077618 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077618 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077618 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000077618 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077618 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077618 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077618 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077618 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077618 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077618 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077619 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077619 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077619 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077619 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077619 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000077619 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077619 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077619 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077619 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077619 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077619 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077619 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000177054 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177054 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000177054 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000177054 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000177054 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000177054 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000177054 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000177054 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000177054 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000177054 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000177054 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000177054 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177054 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077620 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077620 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077620 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077620 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077620 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077620 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000077620 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077620 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077620 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077620 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077620 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077620 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077620 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000114888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000114888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000114888 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000114888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114888 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114888 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000114888 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114888 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114888 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114888 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000114888 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000114888 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114888 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077621 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077621 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077621 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077621 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077621 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000077621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077621 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077621 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077621 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077621 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077622 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077622 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077622 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077622 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077622 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077622 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000077622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077622 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077622 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077622 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077622 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077622 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077622 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077623 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077623 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077623 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077623 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077623 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077623 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.20%
C000077623 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077623 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077623 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077623 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077623 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000077623 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077623 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000183873 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183873 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000183873 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183873 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183873 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183873 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.90%
C000183873 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000183873 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183873 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000183873 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000183873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000183873 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183873 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183873 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183875 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183875 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000183875 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183875 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183875 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183875 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.90%
C000183875 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000183875 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183875 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000183875 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000183875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000183875 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183875 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183875 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183876 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183876 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000183876 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183876 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183876 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183876 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.90%
C000183876 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000183876 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183876 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000183876 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000183876 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000183876 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183876 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183876 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183877 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183877 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000183877 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183877 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183877 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183877 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.90%
C000183877 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000183877 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183877 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000183877 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000183877 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000183877 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183877 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183877 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183878 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183878 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000183878 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183878 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183878 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183878 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.90%
C000183878 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000183878 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183878 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000183878 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000183878 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000183878 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183878 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183878 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183880 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183880 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000183880 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183880 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183880 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183880 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.90%
C000183880 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000183880 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183880 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000183880 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000183880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000183880 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183880 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183880 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183881 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183881 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000183881 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183881 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183881 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183881 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.90%
C000183881 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000183881 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183881 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	15.70%
C000183881 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000183881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000183881 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000183881 [Member] | Private Placements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183881 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183893 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183893 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183893 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183893 [Member] | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183893 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183893 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	24.20%
C000183893 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.40%
C000183893 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000183893 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%
C000183893 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000183893 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183893 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183893 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183894 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183894 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183894 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183894 [Member] | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183894 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183894 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	24.20%
C000183894 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.40%
C000183894 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000183894 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%
C000183894 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183894 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000183894 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183894 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183894 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183895 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183895 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183895 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183895 [Member] | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183895 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183895 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	24.20%
C000183895 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.40%
C000183895 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000183895 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%
C000183895 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183895 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000183895 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183895 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183895 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183896 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183896 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183896 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183896 [Member] | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183896 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183896 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	24.20%
C000183896 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.40%
C000183896 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000183896 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%
C000183896 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183896 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000183896 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183896 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183896 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183897 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183897 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183897 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183897 [Member] | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183897 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183897 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	24.20%
C000183897 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.40%
C000183897 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000183897 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%
C000183897 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183897 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000183897 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183897 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183897 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183899 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183899 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183899 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183899 [Member] | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183899 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183899 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	24.20%
C000183899 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.40%
C000183899 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000183899 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%
C000183899 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183899 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000183899 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183899 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183899 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183900 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183900 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183900 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183900 [Member] | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183900 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183900 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	24.20%
C000183900 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.40%
C000183900 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000183900 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%
C000183900 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000183900 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000183900 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183900 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000183900 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183903 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183903 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183903 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183903 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183903 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183903 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000183903 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000183903 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183903 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	9.60%
C000183903 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	18.70%
C000183903 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000183903 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183903 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183904 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183904 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183904 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183904 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183904 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183904 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000183904 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000183904 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183904 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	9.60%
C000183904 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	18.70%
C000183904 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000183904 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183904 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183905 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183905 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183905 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183905 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183905 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183905 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000183905 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000183905 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183905 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	9.60%
C000183905 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	18.70%
C000183905 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000183905 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183905 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183906 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183906 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183906 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183906 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183906 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183906 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000183906 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000183906 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183906 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	9.60%
C000183906 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	18.70%
C000183906 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000183906 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183906 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183907 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183907 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183907 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183907 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183907 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183907 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000183907 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000183907 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183907 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	9.60%
C000183907 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	18.70%
C000183907 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000183907 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183907 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183909 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183909 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183909 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183909 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183909 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183909 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000183909 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000183909 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183909 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	9.60%
C000183909 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	18.70%
C000183909 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000183909 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183909 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183910 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183910 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183910 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183910 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000183910 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183910 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%
C000183910 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.10%
C000183910 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183910 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	9.60%
C000183910 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	18.70%
C000183910 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000183910 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183910 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219909 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219909 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219909 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219909 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219909 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000219909 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219909 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219909 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219909 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219909 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219909 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219909 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000219911 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219911 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219911 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219911 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219911 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219911 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000219911 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219911 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219911 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219911 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219911 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219911 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219911 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000219910 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219910 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219910 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219910 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219910 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219910 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000219910 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219910 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219910 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219910 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219910 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219910 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219910 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000219912 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219912 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219912 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219912 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219912 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219912 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000219912 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219912 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219912 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219912 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219912 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219912 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219912 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000219908 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219908 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219908 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219908 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219908 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219908 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000219908 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219908 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219908 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219908 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219908 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219908 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219908 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000225293 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225293 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225293 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225293 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225293 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225293 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000225293 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000225293 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000225293 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225293 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000225293 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000225293 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225293 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000219906 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219906 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219906 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219906 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219906 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219906 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000219906 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219906 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219906 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219906 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219906 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219906 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219906 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000219907 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219907 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219907 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219907 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219907 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219907 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.40%
C000219907 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219907 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219907 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219907 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219907 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219907 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219907 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000240132 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240132 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240132 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240132 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240132 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240132 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240132 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240132 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240132 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240130 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240130 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240130 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240130 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240130 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240130 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240130 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240130 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240130 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240131 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240131 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240131 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240131 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240131 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240131 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240131 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240131 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240131 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)